GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
General Information
GENERAL INFORMATION

NOTE 1: GENERAL INFORMATION

1.1 General information of the Company

The Company’s principal executive office is located in Maipú 1, Autonomous City of Buenos Aires in Argentina, which participates in the energy sector, mainly in the production of oil and gas and power generation.

In the oil and gas segment, the Company develops an important activity in gas and oil exploration and production, reaching a production level of 12.4 million m3/day of natural gas and 11.7 thousand boe/day of oil (including the production from El Tordillo, La Tapera and Puesto Quiroga areas until its assignment in October 2025) and maintaining 9 productive areas and 2 exploratory areas in Argentina as of December 31, 2025. Its main production blocks are located in the Province of Neuquén. Additionally, the Company participates in SESA, an entity dedicated to natural gas liquefaction.

In the generation segment, the Company, directly and through its subsidiaries and joint ventures, has a 5,472 MW installed capacity as of December 31, 2025, which represents approximately 12% of Argentina’s installed capacity, and being one of the largest independent generators in the country.

In the petrochemicals segment, the Company operates 2 high-complexity plants in Argentina producing styrene, synthetic rubber and polystyrene, with a share ranging between 86% and 98%, in the domestic market.

Finally, through the holding, transportation and others segment, the Company participates in the electricity transmission and gas transportation businesses. In the transmission business, the Company jointly controls Citelec, which has a controlling interest in Transener, a company engaged in the operation and maintenance of a 22,445 km high-voltage electricity transmission network in Argentina with an 86% share in the Argentine electricity transmission market. In the gas transportation business, the Company jointly controls CIESA, which has a controlling interest in TGS, a company holding a concession for the transportation of natural gas with 9,248 km of gas pipelines in the center, west and south of Argentina, and which is also engaged in the processing and sale of natural gas liquids through the Cerri Complex, located in Bahía Blanca, in the Province of Buenos Aires, in addition to shale gas transportation and conditioning at Vaca Muerta. Additionally, the Company participates in VMOS, an entity that will operate an oil pipeline connecting Vaca Muerta with an offshore export port. Finally, the segment includes advisory services provided to related companies.

1.2 Economic context

The Company operates in an economic context which main variables are experiencing volatility as a result of political and economic events both in the domestic and international spheres.

The Argentine economy recorded a 5.2% accumulated increase and a 2.6% accumulated decrease in the Gross Domestic Product as of the third quarter of 2025 and 2024, respectively, a 31.5% and 117.8% cumulative inflation considering the CPI and a 41% and 27.7% depreciation of the peso against the U.S. dollar, according to the BNA exchange rate, for fiscal years 2025 and 2024, respectively.

Under the economic stabilization plan, the Government maintained a primary fiscal surplus and implemented a series of measures to ease the exchange rate regime and strengthen the monetary system, aimed at reducing inflation and boosting economic activity. In 2025, the Argentine economy showed a strong recovery in the first semester of the year, followed by a slowdown in activity in the second semester.

The context of volatility and uncertainty continues as of the date of issuance of these Consolidated Financial Statements and it is not possible to foresee the macroeconomic and financial situation of Argentina or the international context’ evolution or what new measures might be announced.

The Company’s Management permanently monitors the evolution of the variables affecting its business to define its course of action and identify potential impacts on its assets and financial position.

The Company’s Consolidated Financial Statements should be read in the light of these circumstances.